Schedule 1 Condensed Financial Information of Registrant (Parenthetical) (Detail) (USD $)	Sep. 24, 2014	Jul. 24, 2014	Jul. 14, 2014	Dec. 25, 2013	Dec. 26, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued	36,929,835			28,712,622	28,712,622
Common stock, shares outstanding	36,929,835			28,712,622	28,712,622
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value			$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized			200,000,000	200,000,000	200,000,000
Common stock, shares issued				28,712,622	28,712,622
Common stock, shares outstanding				28,712,622	28,712,622